Property and Equipment	9 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 – Property and Equipment

Property and equipment are as follows:	September 30, 2013	December 31, 2012

Furniture and fixtures	$4,909	$4,909
Machinery and equipment	7,551	7,551
Leasehold improvements	2,507	2,507
	14,967	14,967
Accumulated depreciation and amortization	(7,081)	(4,907)
Property and equipment - net	$7,886	$10,060

Depreciation expense for the nine months ended September 30, 2013 and 2012 and for the period from April 8, 2010 (inception) through September 30, 2013 was $2,173, $2,173 and $7,081, respectively.